Equity (Details) - USD ($)			1 Months Ended
	May 15, 2024	May 02, 2024	Apr. 30, 2024	Jun. 30, 2024	May 06, 2024	Dec. 31, 2023
Equity (Details) [Line Items]
Ordinary stock, shares authorized				260,000,000,000		260,000,000,000
Ordinary stock, par value (in Dollars per share)				$ 0.000000385
Self-underwritten public offering	1,275,862		10,000,000
Offering related expenses (in Dollars)			$ 2,009,700
Ordinary shares issued				61,571,956	61,571,956	52,381,600
Ordinary shares outstanding				61,571,956	61,571,956	52,381,600
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary stock, par value (in Dollars per share)	$ 0.29
Self-underwritten public offering		6,930,000
Share issued					984,494
Common Stock [Member]
Equity (Details) [Line Items]
Offering related expenses (in Dollars)			$ 370,000
Public Offering [Member]
Equity (Details) [Line Items]
Ordinary stock, par value (in Dollars per share)		$ 0.29